Basis of preparation Impact of change in accounting standard IFRS16 (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2019
Disclosure of initial application of standards or interpretations [line items]
Disclosure of maturity analysis of operating lease payments [text block]	7600000	181600000
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16		2.90%
Property, plant and equipment	€ 350,000,000	€ 348,800,000	€ 295,400,000
Lease liabilities	109,000,000
Other provisions	46,800,000	113,700,000	140,800,000	€ 46,800,000
Accumulated deficit reserve	(11,800,000)	(167,900,000)
Profit (loss) before tax	210,300,000	227,100,000	168,500,000
Depreciation, right-of-use assets	€ 16,100,000	€ 0	€ 0
Impact on Earnings per share	€ 0.80	€ 0.97	€ 0.78
Loans and borrowings	€ 1,847,600,000	€ 1,742,900,000
Current	40,900,000	44,300,000
Provisions	5,900,000	69,400,000
Trade and other payables	527,900,000	€ 572,900,000
Bjuv Facility [Member]
Disclosure of initial application of standards or interpretations [line items]
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16		6.30%
IFRS 16 [Member]
Disclosure of initial application of standards or interpretations [line items]
Property, plant and equipment		€ 432,700,000
Lease liabilities		120,800,000
Other provisions		(46,800,000)
Accumulated deficit reserve		(136,600,000)
Current borrowings		41,800,000
Loans and borrowings		1,843,300,000
Current		40,700,000
Provisions		6,100,000
Trade and other payables		€ (1,300,000)
Previously stated [member] | IFRS 16 [Member]
Disclosure of initial application of standards or interpretations [line items]
Disclosure of maturity analysis of operating lease payments [text block]		181600000
Property, plant and equipment		€ 348,800,000
Accumulated deficit reserve		(167,900,000)
Current borrowings		21,400,000
Loans and borrowings		1,742,900,000
Current		44,300,000
Provisions		69,400,000
Trade and other payables		0
Increase (decrease) due to changes in accounting policy required by IFRSs [member] | IFRS 16 [Member]
Disclosure of initial application of standards or interpretations [line items]
Property, plant and equipment		83,900,000
Lease liabilities		120,800,000
Other provisions		(66,900,000)
Impairment review of lease assets on transition to IFRS 16		35,600,000
Accumulated deficit reserve		31,300,000
Profit (loss) before tax	2,800,000.0
Adjusted EBITDA	17,700,000.0
Depreciation, right-of-use assets	€ 16,100,000.0
Impact on Earnings per share	€ 0.01
Discounted using the incremental borrowing rate				€ (54,900,000)
Less: short-term and low value leases recognized on a straight-line basis as expense		2,000,000
Less: contracts assessed as service agreements		8,100,000
Add: adjustments as a result of a different treatment of extension and termination options		(4,200,000)
Current borrowings		(20,400,000)
Loans and borrowings		100,400,000
Current		3,600,000
Provisions		(63,300,000)
Trade and other payables		€ (1,300,000)